Investments - Summary of Other Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity Method Investment	$ 79,717		$ 86,287
G5 Evercore [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment	26,016		20,730
ABS [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment	38,982		41,567
Atalanta Sosnoff [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment	$ 14,719	$ 14,730	$ 23,990